Reconciliation of Previously Reported Amounts to Restated Financial Statements (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Reconciliation of Previously Reported Amounts to Restated Amounts
A reconciliation of the amounts previously reported to those as adjusted within the accompanying financial statements is shown in the tables below for selected financial amounts:

Consolidated Statements of Operations

	Fiscal Year Ended March 31, 2018
(in millions)	As Previously Reported	Reclassification of Discontinued Operations	Retrospective Adoption of ASU 2017-07	As Adjusted
Costs of services (excludes depreciation and amortization and restructuring costs)	$17,944	$(2,104)	$477	$16,317
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)	$2,010	$(152)	$32	$1,890
Other income, net	$(82)	$(2)	$(509)	$(593)

	Fiscal Year Ended March 31, 2017
(in millions)	As Previously Reported	Retrospective Adoption of ASU 2017-07	As Adjusted
Costs of services (excludes depreciation and amortization and restructuring costs)	$5,545	$4	$5,549
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)	$1,279	$3	$1,282
Other income, net	$(10)	$(7)	$(17)

	Fiscal Year Ended April 1, 2016
(in millions)	As Previously Reported	Retrospective Adoption of ASU 2017-07	As Adjusted
Costs of services (excludes depreciation and amortization and restructuring costs)	$5,185	$(25)	$5,160
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)	$1,059	$(1)	$1,058
Other income, net	$(9)	$26	$17

Consolidated Statements of Cash Flows

	Fiscal Year Ended March 31, 2018
(in millions)	As Previously Reported	Retrospective Adoption of ASU 2016-15	Retrospective Adoption of ASU 2016-18	As Adjusted
Net cash provided by operating activities	$3,243	$(147)	$9	$3,105
Net cash used in investing activities	$(33)	$147	$67	$181
Cash and cash equivalents at beginning of year	$1,263	$—	$5	$1,268
Cash and cash equivalents at end of year	$2,648	$—	$81	$2,729

	Fiscal Year Ended March 31, 2017
(in millions)	As Previously Reported	Retrospective Adoption of ASU 2016-15	Retrospective Adoption of ASU 2016-18	As Adjusted
Net cash provided by operating activities	$978	$(141)	$—	$837
Net cash used in investing activities	$(926)	$141	$2	$(783)
Cash and cash equivalents at beginning of year	$1,178	$—	$3	$1,181
Cash and cash equivalents at end of year	$1,263	$—	$5	$1,268

	Fiscal Year Ended March 31, 2016
(in millions)	As Previously Reported	Retrospective Adoption of ASU 2016-15	Retrospective Adoption of ASU 2016-18	As Adjusted
Net cash provided by operating activities	$802	$—	$—	$802
Net cash used in investing activities	$(1,180)	$—	$—	$(1,180)
Cash and cash equivalents at beginning of year	$2,098	$—	$3	$2,101
Cash and cash equivalents at end of year	$1,178	$—	$3	$1,181